Events After the Reporting Period	12 Months Ended
Dec. 31, 2018
Events After Reporting Period [Abstract]
Events After the Reporting Period
Events after the reporting period
The following events regarding the Telefónica Group took place between December 31, 2018 and the date of authorization for issue of the accompanying consolidated financial statements:

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On January 23, 2019, Telefónica announced that Telefónica UK Limited had agreed non-binding heads of terms with Vodafone Limited to strengthen their existing network sharing partnership in the United Kingdom. The parties plan to extend the term of their existing network sharing partnership and include 5G capacity at joint radio network sites, and to upgrade transmission networks to support 5G technology. They also intend to devolve more activities to their joint venture company, Cornerstone Telecommunications Infrastructure Limited (CTIL), which manages passive tower infrastructure.

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On January 23, 2019, Telefónica announced that it was notified of a resolution issued by the Spanish Central Economic-Administrative Tax Court (Tribunal Económico-Administrativo Central) partially upholding the claims filed against the assessments relating to the 2008-2011 Corporate Income Tax Audit. Final implementation of this resolution will most likely lead to a tax refund related to overpayments made by the company in those tax years. At this point of time, it is not possible to quantify the exact amount of the expected refund since, as pointed out by the Central Economic-Administrative Court’s resolution, the final amount shall only be settled once the resolution is duly executed by the Spanish Tax Authorities.

•	On January 23, 2019, Telefónica, S.A. made a repayment of 100 million euros on its bilateral loan signed on December 20, 2017

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On January 24, 2019, Telefonica Centroamérica Inversiones, S.L. (60% of which is owned, directly and indirectly, by Telefonica and 40% of which is owned by Corporación Multi Inversiones), reached an agreement with América Móvil, S.A.B. of C.V. for the sale of the entire share capital of Telefónica Móviles Guatemala, S.A. and 99.3% of Telefónica Móviles El Salvador, S.A. de C.V. The closing of the Telefónica El Salvador sale is subject to applicable regulatory conditions while the sale of Telefónica Móviles Guatemala was completed on such date.

The aggregate consideration for both companies (enterprise value) is 648 million US dollars (approximately 570 million euros at the exchange rate on the date of the agreement, 293 million of which correspond to Telefónica Móviles Guatemala and 277 million of which correspond to Telefónica Móviles El Salvador).

•	On January 25, 2019, Telefónica Emisiones, S.A.U. redeemed 150 million euros of its notes issued on January 25, 2017. The notes were guaranteed by Telefónica, S.A.

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On February 5, 2019, Telefónica Emisiones, S.A.U. issued under its Guaranteed Euro Program for the Issuance of Debt Instruments ("EMTN Program") notes in the Euro market guaranteed by Telefónica, S.A., amounting to 1,000 million euros. These notes are due on February 5, 2024, pay an annual coupon of 1.069% and were issued at par (100%). The net proceeds of the notes are to be allocated towards projects aiming to improve energy efficiency in the network transformation from copper to fiber optic in Spain.

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On February 14, 2019, once the pertinent regulatory approvals were obtained, Telefónica transferred to Grupo Catalana Occidente 100% of Antares’ share capital for a total amount of 161 million euros. On the closing of the sale, Telefónica and Grupo Catalana Occidente executed an agreement pursuant to which Grupo Catalana Occidente will continue to manage the insurance policies of the Telefónica Group on an exclusive basis for the next 10 years.

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On February 18, 2019, Telefónica, S.A. made an early repayment for 500 million euros of its bilateral loan of 1,000 million euros signed on June 26, 2014 and originally scheduled to mature on June 26, 2019.

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On February 20, 2019, Telefónica reached an agreement with Millicom International Cellular, S.A. for the sale of the entire share capital of Telefónica de Costa Rica TC, S.A., and for the sale by Telefónica's subsidiary Telefonica Centroamérica Inversiones, S.L. (60% of which is owned, directly and indirectly, by Telefonica and 40% of which is owned by Corporación Multi Inversiones), of the entire share capital of Telefónica Móviles Panamá, S.A. and Telefónica Celular de Nicaragua, S.A. The closing of the sale of these three companies is subject to the applicable regulatory conditions and will take place for each transaction once those conditions are being satisfied.

The aggregate amount of the transaction (enterprise value) for all the companies is 1,650 million dollars (approximately 1,455 million euros at the current exchange rate, 503 million of which correspond to Telefónica Costa Rica, 573 million to Telefónica Panama and 379 million to Telefónica Nicaragua).
The detail of the assets and liabilities of these companies as of December 31, 2018 is as follows:

Millions of euros	Telefónica Móviles Panamá, S.A.	Telefonía Celular de Nicaragua, S.A.	Telefónica de Costa Rica TC, S.A.
Non-current assets	332	146	177
Current assets	34	38	51
Total assets	366	184	228
Non-current liabilities	69	21	32
Current liabilities	71	49	53
Total liabilities	140	70	85